Finance Costs, Net - Summary of Finance Income Costs (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange rate differences
Foreign exchange gains	$ 120,939,219	$ 163,489,521	$ 248,889,974
Foreign exchange losses	(433,994,151)	(424,515,292)	(407,739,921)
Total	(313,054,932)	(261,025,771)	(158,849,947)
Financial income
Interest from short-term investments	80,949,998	6,710,642	6,965,026
Interest from loans to related parties	3,616,730	15,009,696	9,587,759
Unwinding of discounts on receivables	19,249,948	19,429,424	9,600,690
Total	103,816,676	41,149,762	26,153,475
Financial expenses
Interest on borrowings	(518,424,024)	(586,322,379)	(386,386,183)
Interest on borrowings with related parties	(6,803,091)	(7,269,913)	(7,536,747)
Unwinding of discounts on provisions and liabilities	(60,763,361)	(79,284,725)	(27,012,250)
Others	(46,914,229)	(48,534,380)	(37,932,649)
Total	$ (632,904,705)	$ (721,411,397)	$ (458,867,829)